Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
1,934	iShares 20+ Year Treasury Bond ETF	$ 319,052	2.0
2,758	iShares Core S&P Small-Cap ETF	154,752	0.9
19,034	Schwab U.S. TIPS ETF	1,094,645	6.8

	Total Exchange-Traded Funds
	(Cost $1,443,120)	1,568,449	9.7

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
102,366	Voya Floating Rate Fund - Class I	818,932	5.1
91,967	Voya Global Bond Fund - Class R6	820,344	5.1
157,655	Voya High Yield Bond Fund - Class R6	1,106,735	6.9
171,815	Voya Intermediate Bond Fund - Class R6	1,737,053	10.8
46,763	Voya Large Cap Value Fund - Class R6	432,555	2.7
12,326	Voya Large-Cap Growth Fund - Class R6	509,553	3.1
13,508	Voya MidCap Opportunities Portfolio - Class I	155,751	1.0
32,389	Voya Multi-Manager Emerging Markets Equity Fund - Class I	306,723	1.9
8,710	Voya Multi-Manager International Equity Fund - Class I	77,083	0.5
52,582	Voya Multi-Manager International Factors Fund - Class I	390,159	2.4
23,568	Voya Multi-Manager Mid Cap Value Fund - Class I	154,368	0.9
320,399	Voya Short Term Bond Fund - Class R6	3,059,812	19.0
118,250	Voya Strategic Income Opportunities Fund - Class R6	1,079,622	6.7
48,191	Voya U.S. High Dividend Low Volatility Fund - Class R6	470,349	2.9
34,561	Voya U.S. Stock Index Portfolio - Class I	471,756	2.9
129,800	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,382,373	8.6
61,021	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,580,444	9.8

	Total Mutual Funds
	(Cost $15,614,117)	14,553,612	90.3

	Total Investments in Securities (Cost $17,057,237)	$ 16,122,061	100.0
	Liabilities in Excess of Other Assets	(1,288)	–
	Net Assets	$ 16,120,773	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,568,449	$–	$–	$1,568,449
Mutual Funds	14,553,612	–	–	14,553,612
Total Investments, at fair value	$16,122,061	$–	$–	$16,122,061

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$887,819	$142,534	(80,231)	$(131,190)	$818,932	$10,083	$(5,380)	$-
Voya Global Bond Fund - Class R6	878,684	82,767	(78,161)	(62,946)	820,344	10,048	(827)	-
Voya High Yield Bond Fund - Class R6	1,068,112	253,562	(90,505)	(124,434)	1,106,735	15,302	(2,153)	-
Voya Intermediate Bond Fund - Class R6	1,702,438	398,030	(302,136)	(61,279)	1,737,053	15,978	14,516	-
Voya Large Cap Value Fund - Class R6	491,805	113,223	(42,008)	(130,465)	432,555	-	(4,317)	-
Voya Large-Cap Growth Fund - Class R6	583,158	51,398	(44,083)	(80,920)	509,553	-	460	-
Voya MidCap Opportunities Portfolio - Class I	176,358	22,742	(14,239)	(29,110)	155,751	-	(533)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	366,069	66,642	(27,940)	(98,048)	306,723	-	(528)	-
Voya Multi-Manager International Equity Fund - Class I	-	76,831	(9,784)	10,036	77,083	-	1,319	-
Voya Multi-Manager International Factors Fund - Class I	329,836	160,896	(34,858)	(65,715)	390,159	-	(5,724)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	177,335	52,242	(17,341)	(57,868)	154,368	-	(3,635)	-
Voya Short Term Bond Fund - Class R6	3,401,447	270,413	(513,983)	(98,065)	3,059,812	19,822	(10,949)	-
Voya Strategic Income Opportunities Fund - Class R6	1,316,230	170,871	(279,259)	(128,220)	1,079,622	11,827	485	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	533,457	99,682	(40,820)	(121,970)	470,349	-	298	-
Voya U.S. Stock Index Portfolio - Class I	165,813	889,923	(488,925)	(95,055)	471,756	-	(128,780)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,477,599	109,587	(214,993)	10,180	1,382,373	-	9,199	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,775,291	148,546	(130,573)	(212,820)	1,580,444	-	6,485	-
	$15,331,451	$3,109,889	$(2,409,839)	$(1,477,889)	$14,553,612	$83,060	$(130,064)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,345,402.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$222,373
Gross Unrealized Depreciation	(1,445,714)
Net Unrealized Depreciation	$(1,223,341)